Long-Term Loan - Schedule of Long-Term Loan (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Schedule of Long-Term Loan [Line Items]
Total long-term loan	$ 2,101,891	$ 2,908,945	$ 4,505,274
Less: Long-term loan – current portion	1,445,984	1,656,288	1,656,288
Long-term loan – non-current portion	655,907	1,252,657	2,848,986
Chailease International Financial Services (Singapore) Pte. Ltd. (due on August 8, 2027) [Member]
Schedule of Long-Term Loan [Line Items]
Total long-term loan	$ 2,101,891	$ 2,908,945	$ 4,505,274